Consolidated cash flow statement (Parenthetical) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of cash flows [abstract]
Interest received, classified as operating activities	£ 25,695	£ 24,347	£ 10,939
Interest paid, classified as operating activities	18,952	15,944	6,664
Balances with banks and other regulatory authorities	£ 2,317	£ 2,973	£ 3,038